SCHEDULE OF FUTURE INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Unused income tax losses	$ 124,361,000	$ 111,333,403	$ 97,824,771
Unrecognized deferred tax assets	(124,361,000)	(111,333,403)	(97,824,771)
Deferred income tax assets recognized
Resource Assets [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	1,024,271	1,024,271	1,024,271
Gross Unamortized Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	1,114,604	325,600	385,000
Canadian Non-capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	21,404,000	22,969,000	16,545,000
Canadian Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	5,565,125	4,432,532	4,432,500
US Non-capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	86,073,000	78,829,000	75,060,000
Singapore Non-capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	$ 9,180,000	$ 3,753,000	$ 378,000